Other long term obligations (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities, Noncurrent [Abstract]
Deferred lease inducements	252	359
Asset retirement obligation	562	512
Deferred gain on sale leaseback (note 16(d))	371	0
Other obligations, current and noncurrent	4,991	9,140
Less current portion of:
Deferred gain on sale leaseback	(93)	0
Other obligations, noncurrent portion	3,459	7,207
Lease Incentive, Payable [Roll Forward]
Balance, beginning of year	359	466
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	252	359
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning of year	512	466
Accretion expense	50	46
Balance, end of year	562	512
Estimated undiscounted cash flows required to settle obligation	1,084	1,084
Credit adjusted risk-free rate assumed in measuring the asset retirement obligation (percent)	9.42%
Deferred Gain on Sale Leaseback [Roll Forward]
Balance, beginning of year	0	0
Addition	371	0
Balance, end of year	371	0
Stock options | Senior executive stock option plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	22	940
Less current portion of:
Deferred compensation plans, current	(22)	0
Restricted share units (RSUs) | Restricted share unit plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	1,779	3,667
Less current portion of:
Deferred compensation plans, current	(1,009)	(1,933)
Deferred stock units (DSUs) | Directors' deferred share unit plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	2,005	3,662
Less current portion of:
Deferred compensation plans, current	(408)	0